MARKETABLE SECURITIES - SCHEDULE OF PROCEEDS FROM MATURITIES AND SALES OF CURRENT AVAILABLE-FOR-SALE-MARKETABLE SECURITIES (Details 2) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 28, 2015	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Marketable Securities [Abstract]
Proceeds from maturities and sales of available-for-sale marketable securities			$ 279,485,000	$ 218,976,000	$ 25,223,000
Gross realized gains			3,556,000	443,000	3,362,000
Gross realized losses		$ 300,000	$ 0	$ 0	$ 0
PlentyOfFish
Business Acquisition
Purchase price	$ 574,100,000
Match Group | PlentyOfFish
Business Acquisition
Purchase price	$ 575,000,000